Trade Receivables - Schedule of Allowance for doubtful accounts (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Allowance For Doubtful Accounts [Abstract]
Beginning Balance
Addition	15,335
Effects of currency translation	235
Ending balance	$ 15,570